Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Quoted Price in Active Markets for Identical assets (Level 1)
Fair Value Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments, Trading securities	¥ 129,946
Short-term investments, Held-to-maturity debt securities	0
Derivative assets	0
Derivative liabilities	0	¥ 0
Contingent receivable		0
Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments, Trading securities	0
Short-term investments, Held-to-maturity debt securities	63,726
Derivative assets	2,446
Derivative liabilities	16,354	24,794
Contingent receivable		0
Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments, Trading securities	0
Short-term investments, Held-to-maturity debt securities	0
Derivative assets	0
Derivative liabilities	¥ 0	0
Contingent receivable		¥ 13,609